RELATED PARTY INFORMATION	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY INFORMATION	RELATED PARTY INFORMATION
CNH Industrial’s related parties are primarily EXOR N.V. and the companies that EXOR N.V. controls or has significant influence over, including Fiat Chrysler Automobiles N.V. and its subsidiaries and affiliates (“FCA”) and Ferrari N.V. and its subsidiaries and affiliates (“Ferrari”). As of June 30, 2019, EXOR N.V. held 42.2% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of June 30, 2019. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.
The Company’s Audit Committee reviews and evaluates all significant related party transactions.
Transactions with EXOR N.V. and its Subsidiaries and Affiliates
EXOR N.V. is an investment holding company in Europe. Among other things, EXOR N.V. manages a portfolio that includes investments in FCA and Ferrari. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the three and six months ended June 30, 2019 and 2018.
In connection with the establishment of Fiat Industrial (now CNH Industrial) through the demerger from Fiat (now FCA), the two companies entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and FCA provide services to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. FCA subsidiaries provide CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in letters.
Additionally, CNH Industrial sells engines and light commercial vehicles to and purchases engine blocks and other components from FCA subsidiaries. Furthermore, CNH Industrial and FCA may engage in other minor transactions in the ordinary course of business.
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$202	$197	$362	$396
Cost of goods sold	$83	$126	$196	$262
Selling, general and administrative expenses	$35	$38	$68	$76

	June 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$10	$10
Trade payables	$84	$118

Transactions with Unconsolidated Subsidiaries and Affiliates
CNH Industrial sells commercial vehicles, agricultural and construction equipment, and provides technical services to unconsolidated subsidiaries and affiliates such as IVECO-OTO MELARA Società Consortile a responsabilità limitata, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$251	$325	$502	$644
Cost of goods sold	$150	$148	$256	$243

	June 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$141	$107
Trade payables	$92	$103

At June 30, 2019 and December 31, 2018, CNH Industrial had provided guarantees on commitments of its joint ventures for an amount of $141 million and $160 million, respectively, mainly related to IVECO-OTO MELARA Società Consortile a responsabilità limitata. At June 30, 2019 and December 31, 2018, CNH Industrial had provided guarantees on commitments of its associated company for an amount of $271 million and $261 million respectively, related to CNH Industrial Capital Europe S.a.S.